Earnings Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share

(12)  Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units (“RSU”) and performance restricted share units (“PSU”) were converted into, common shares. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Share amounts in thousands	2022	2021	2022	2021
Numerator:
Net income attributable to common shareholders	$78,590	$73,795	$151,295	$135,845
Denominator:
Weighted average common shares outstanding - basic	47,486	49,855	47,942	50,002
Dilutive share options, RSU and PSU	819	935	857	837
Weighted average common shares outstanding - diluted	48,305	50,790	48,799	50,839
Net income attributable to common shareholders per common share:
Basic	$1.66	$1.48	$3.16	$2.72
Diluted	$1.63	$1.45	$3.10	$2.67

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	285	285	221	494